Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through August 10, 2021. The following are material subsequent events:

On July 26, 2021, the Company, based on the recommendation of the Corporate Governance and Nominating Committee, appointed Mr. Gerald Bruce and Mr. Michael Dubin as directors of the Company, effective July 26, 2021, and determined Mr. Dubin qualifies as an “independent director” for purposes of the NASDAQ Capital Market listing standards.

On July 26, 2021, the Company’s Board approved an equity compensation award for the Company’s new independent director. The Board approved this award of options (the “Options”) to purchase 20,225 shares of Common Stock to the new director of the Company pursuant to the 2017 Plan. The Options have an exercise price of $4.32 per share, the fair market value of the Common Stock on the date of grant of July 26, 2021. The Options granted to the directors will vest upon the one-year anniversary of the grant date, and have a ten-year expiration date.

Note 12. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through March 31, 2021. The following are material subsequent events:

Initial Public Offering

On February 16, 2021, the Company closed its initial public offering of 1,800,000 shares of its common stock at a public offering price of $10.00 per share, for gross proceeds of $18.0 million, before deducting underwriting discounts and offering expenses, and net proceeds of $16 million. The Company intends to use substantially all of the net proceeds from the offering, after the repayment of notes payable – see below, to fund research and development of its Epoladerm™, Probudur™, Envelta™ and MMS019 indications and other development programs, and for working capital and other general corporate purposes.

In conjunction with the initial public offering, the Company amended its Certificate of Incorporation to increase the number of shares of common stock and preferred stock it is authorized to issue to 100,000,000 and 10,000,000, respectively.

On February 16, 2021, upon closing the initial public offering, 5,056 restricted stock awards vested totaling $50,000 of stock based compensation.

Notes Payable

In January 2021, the Company issued notes with an aggregate principal amount of $75,000 and $25,000, respectively. These notes were issued to Anthony Mack, Chief Executive Officer and significant investor of the Company for $75,000 and Christopher Chipman, Chief Financial Officer, for $25,000. These notes were subsequently repaid with proceeds from the initial public offering in February 2021.

In February 2021, the Company paid the balance on its RRD Note of $493,480, including accrued interest, with proceeds from the Company’s initial public offering.

Legal Proceedings

On March 12, 2021, we and Anthony Mack, our President and Chief Executive Officer, were named as defendants in a complaint (the “Complaint”) filed by Sorrento Therapeutics, Inc. (“Sorrento”) and Scilex Pharmaceuticals Inc. (“Scilex” and together with Sorrento, the “Plaintiffs”) in the Court of Chancery of the State of Delaware (the “Court”). In the Complaint the Plaintiffs allege (i) Mr. Mack breached a Restrictive Covenants Agreement, dated as of November 8, 2016, between himself and Sorrento (the “Restrictive Covenants Agreement”), (ii) we tortiously interfered with the Restrictive Covenants Agreement, and (iii) we tortiously interfered with Scilex’s relationship with Mr. Mack.

Simultaneously with filing the Complaint, the Plaintiffs filed a motion to expedite, seeking a hearing in four weeks on their prospective motion for a preliminary injunction, prohibiting Mr. Mack’s alleged violations of the Restrictive Covenants Agreement and prohibiting our alleged tortious interference. On March 19, 2021, the parties reached an agreement to schedule the hearing for a date in July 2021, which the Court so ordered. We believe that the allegations in the Complaint and the motion for a preliminary injunction are wholly without merit and we intend to vigorously defend the action. However, we are unable to predict the ultimate outcome of the lawsuit at this time.